UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—12.3%
Auto Loan—8.0%
Ally Auto Receivables Trust, Series 2017-3, Cl. A1, 1.10%, 6/15/18	$1,658,800	$1,658,821
American Credit Acceptance Receivables Trust:
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	802,340	803,229
Series 2015-1, Cl. C, 4.29%, 4/12/21[1]	1,275,000	1,290,228
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	1,268,589	1,275,637
Series 2015-3, Cl. C, 4.84%, 10/12/21[1]	1,395,000	1,428,209
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	1,875,000	1,930,597
Series 2016-4, Cl. B, 2.11%, 2/12/21[1]	2,075,000	2,076,873
Series 2017-3, Cl. B, 2.25%, 1/11/21[1]	1,235,000	1,233,234
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	3,720,000	3,722,420
Series 2013-4, Cl. D, 3.31%, 10/8/19	815,000	820,613
Series 2017-2, Cl. A1, 1.20%, 5/18/18	785,340	785,296
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,735,000	3,776,116
Capital Auto Receivables Asset Trust, Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	789,835
CarFinance Capital Auto Trust:
Series 2014-1A, Cl. D, 4.90%, 4/15/20[1]	2,240,000	2,286,528
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	368,038	367,971
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	930,000	939,163
Series 2015-3, Cl. D, 3.27%, 3/15/22	3,045,000	3,068,365
Series 2016-1, Cl. D, 3.11%, 8/15/22	2,045,000	2,052,823
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,330,000	1,318,138
Series 2016-4, Cl. D, 2.91%, 4/17/23	3,105,000	3,068,735
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,675,000	2,680,571
CPS Auto Receivables Trust:
Series 2013-C, Cl. D, 6.59%, 8/15/19[1]	1,320,000	1,350,769
Series 2017-C, Cl. A, 1.78%, 9/15/20[1]	1,101,155	1,100,761
Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	1,275,000	1,273,355
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	735,000	739,499
Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	783,852	784,062
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	220,000	224,770
Series 2015-CA, Cl. D, 4.20%, 9/15/21[1]	1,535,000	1,576,459
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,184,916	2,204,729
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	3,935,000	3,975,705
Series 2016-CA, Cl. C, 3.02%, 11/15/21[1]	1,725,000	1,746,844
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,905,000	1,968,294
Series 2017-1, Cl. A1, 1.35%, 7/16/18	528,764	528,768
Series 2017-1, Cl. B, 2.36%, 3/15/21	1,975,000	1,978,883
Series 2017-2, Cl. A1, 1.35%, 8/15/18	1,886,306	1,886,321
Series 2017-2, Cl. B, 2.25%, 6/15/21	1,285,000	1,286,187
Series 2017-2, Cl. C, 2.75%, 9/15/23	1,415,000	1,413,555
Series 2017-AA, Cl. C, 2.98%, 1/18/22[1]	4,240,000	4,286,132
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	2,425,000	2,467,699

1        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Drive Auto Receivables Trust: (Continued)
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	$2,685,000	$2,702,570
DT Auto Owner Trust:
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,667,227	2,685,922
Series 2015-2A, Cl. D, 4.25%, 2/15/22[1]	1,175,000	1,196,525
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	1,169,092	1,170,371
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	870,000	898,629
Series 2017-1A, Cl. C, 2.70%, 11/15/22[1]	1,799,000	1,800,138
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	2,085,000	2,086,997
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	1,815,000	1,845,020
Series 2017-2A, Cl. B, 2.44%, 2/15/21[1]	2,745,000	2,750,875
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	2,405,000	2,425,604
Series 2017-3A, Cl. B, 2.40%, 5/17/21[1]	2,455,000	2,453,696
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	2,710,000	2,731,325
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	3,862,026	3,933,012
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	2,513,410	2,528,591
Series 2017-3A, Cl. A, 2.05%, 12/15/21[1]	2,190,000	2,188,774
Flagship Credit Auto Trust:
Series 2013-2, Cl. D, 6.26%, 2/16/21[1]	835,000	846,802
Series 2014-1, Cl. D, 4.83%, 6/15/20[1]	360,000	366,904
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	27,986	27,987
Series 2015-3, Cl. D, 7.12%, 11/15/22[1]	3,040,000	3,185,554
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	4,265,000	4,528,424
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C, 2.73%, 9/20/21	1,565,000	1,558,886
GM Financial Consumer Automobile, Series 2017-1A, Cl. A1, 1.10%, 4/16/18[1]	688,209	688,214
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 4.537% [LIBOR01M+330], 9/27/21[1,2]	900,000	901,572
Series 2017-1, Cl. C, 2.787% [LIBOR01M+155], 6/27/22[1,2]	750,000	750,311
Series 2017-1, Cl. D, 3.537% [LIBOR01M+230], 6/27/22[1,2]	865,000	865,355
Nissan Auto Lease Trust, Series 2017-A, Cl. A3, 1.91%, 4/15/20	2,920,000	2,924,241
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,915,000	2,924,064
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,169,777
Series 2014-1, Cl. E, 3.92%, 5/17/21	1,320,000	1,338,380
Series 2015-5, Cl. D, 3.65%, 12/15/21	1,665,000	1,702,599
Series 2016-2, Cl. D, 3.39%, 4/15/22	1,210,000	1,227,437
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,900,000	1,907,693
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	2,115,000	2,162,538
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,875,000	2,912,905
Series 2017-3, Cl. D, 3.20%, 11/15/23	5,315,000	5,293,460
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,510,000	1,510,455
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]	2,430,000	2,516,727
Series 2017-2A, Cl. A1, 1.45%, 8/15/18[1]	2,500,935	2,501,032

2        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2017-2A, Cl. E, 4.63%, 7/15/24[3]	$3,210,000	$3,202,029

		149,577,589
Credit Card—3.9%
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.884% [LIBOR01M+65], 8/16/21[1,2]	1,405,000	1,411,415
Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,630,000	3,624,796
Series 2016-1, Cl. A2, 2.084% [LIBOR01M+85], 6/15/22[2]	7,745,000	7,817,521
Capital One Multi-Asset Execution Trust:
Series 2014-A4, Cl. A4, 1.594% [LIBOR01M+36], 6/15/22[2]	1,365,000	1,370,854
Series 2016-A1, Cl. A1, 1.684% [LIBOR01M+45], 2/15/22[2]	5,132,000	5,160,465
Series 2016-A3, Cl. A3, 1.34%, 4/15/22	2,305,000	2,288,653
Chase Issuance Trust, Series 2014-A5, Cl. A5, 1.604%
[LIBOR01M+37], 4/15/21[2]	3,225,000	3,239,929
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	8,021,000	8,075,201
Discover Card Execution Note Trust:
Series 2012-A6, Cl. A6, 1.67%, 1/18/22	4,190,000	4,184,103
Series 2016-A1, Cl. A1, 1.64%, 7/15/21	7,965,000	7,963,792
Series 2016-A4, Cl. A4, 1.39%, 3/15/22	7,570,000	7,512,724
Evergreen Credit Card Trust, Series 2016-3, Cl. A, 1.734% [LIBOR01M+50], 11/16/20[1,2]	5,360,000	5,382,627
World Financial Network Credit Card Master Trust:
Series 2012-D, Cl. A, 2.15%, 4/17/23	2,050,000	2,059,824
Series 2016-B, Cl. A, 1.44%, 6/15/22	4,456,000	4,447,772
Series 2017-A, Cl. A, 2.12%, 3/15/24	5,055,000	5,058,934
Series 2017-B, Cl. A, 1.98%, 6/15/23	3,955,000	3,957,147

		73,555,757
Equipment—0.2%
CCG Receivables Trust, Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,915,000	2,904,858
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	209,382	208,556

		3,113,414
Home Equity Loan—0.1%
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.467% [US0001M+23], 4/25/36[2]	2,311,917	2,316,254
Loans: Other—0.1%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,451,469	1,439,216

Total Asset-Backed Securities (Cost $229,654,208)		230,002,230

3        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Mortgage-Backed Obligations—46.2%
Government Agency—33.5%
FHLMC/FNMA/FHLB/Sponsored—26.6%
Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	$1,667,621	$1,842,581
6.00%, 5/1/18-11/1/37	246,690	280,082
6.50%, 4/1/18-4/1/34	278,429	305,997
7.00%, 7/1/21-10/1/37	2,393,664	2,750,090
9.00%, 8/1/22-5/1/25	6,488	6,962
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 58.866%, 4/1/27[4]	246,169	48,634
Series 192, Cl. IO, 99.999%, 2/1/28[4]	31,897	6,098
Series 206, Cl. IO, 0.00%, 12/15/29[4,5]	60,061	16,072
Series 243, Cl. 6, 1.216%, 12/15/32[4]	202,502	35,630
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	3,512,375	3,525,227
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.207%, 6/1/26[6]	37,105	34,670
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	1,846	1,967
Series 1590, Cl. IA, 2.284% [LIBOR01M+105], 10/15/23[2]	548,793	560,980
Series 2034, Cl. Z, 6.50%, 2/15/28	4,778	5,302
Series 2043, Cl. ZP, 6.50%, 4/15/28	673,889	744,714
Series 2046, Cl. G, 6.50%, 4/15/28	257,199	286,571
Series 2053, Cl. Z, 6.50%, 4/15/28	4,401	4,889
Series 2063, Cl. PG, 6.50%, 6/15/28	307,219	343,578
Series 2145, Cl. MZ, 6.50%, 4/15/29	100,604	112,238
Series 2148, Cl. ZA, 6.00%, 4/15/29	146,026	162,388
Series 2195, Cl. LH, 6.50%, 10/15/29	282,099	316,839
Series 2326, Cl. ZP, 6.50%, 6/15/31	89,838	99,641
Series 2341, Cl. FP, 2.134% [LIBOR01M+90], 7/15/31[2]	137,636	141,359
Series 2423, Cl. MC, 7.00%, 3/15/32	524,075	602,501
Series 2461, Cl. PZ, 6.50%, 6/15/32	584,525	683,265
Series 2463, Cl. F, 2.234% [LIBOR01M+100], 6/15/32[2]	550,114	566,679
Series 2564, Cl. MP, 5.00%, 2/15/18	114,363	114,842
Series 2585, Cl. HJ, 4.50%, 3/15/18	57,542	57,720
Series 2635, Cl. AG, 3.50%, 5/15/32	452,608	465,562
Series 2676, Cl. KY, 5.00%, 9/15/23	646,687	680,585
Series 2707, Cl. QE, 4.50%, 11/15/18	60,136	60,698
Series 2770, Cl. TW, 4.50%, 3/15/19	22,086	22,327
Series 3010, Cl. WB, 4.50%, 7/15/20	135,721	138,698
Series 3025, Cl. SJ, 20.224% [(3.667) x LIBOR01M+2,475], 8/15/35[2]	104,191	152,829
Series 3030, Cl. FL, 1.634% [LIBOR01M+40], 9/15/35[2]	302,550	303,612
Series 3645, Cl. EH, 3.00%, 12/15/20	10,195	10,281
Series 3741, Cl. PA, 2.15%, 2/15/35	667,598	668,472
Series 3815, Cl. BD, 3.00%, 10/15/20	7,599	7,638
Series 3822, Cl. JA, 5.00%, 6/15/40	285,928	295,674
Series 3840, Cl. CA, 2.00%, 9/15/18	6,038	6,034
Series 3848, Cl. WL, 4.00%, 4/15/40	673,963	693,286

4        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 3857, Cl. GL, 3.00%, 5/15/40	$23,099	$23,560
Series 4221, Cl. HJ, 1.50%, 7/15/23	782,381	777,008
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 61.776%, 2/15/29[4]	347,043	68,273
Series 2130, Cl. SC, 67.742%, 3/15/29[4]	84,822	17,640
Series 2134, Cl. SB, 80.281%, 3/15/29[4]	98,951	15,112
Series 2422, Cl. SJ, 0.00%, 1/15/32[4,5]	306,918	59,685
Series 2493, Cl. S, 10.638%, 9/15/29[4]	24,776	5,201
Series 2682, Cl. TQ, 99.999%, 10/15/33[4]	650,692	120,001
Series 2796, Cl. SD, 84.111%, 7/15/26[4]	165,010	26,672
Series 2920, Cl. S, 13.151%, 1/15/35[4]	654,235	108,257
Series 2922, Cl. SE, 11.485%, 2/15/35[4]	537,464	93,290
Series 2981, Cl. AS, 8.733%, 5/15/35[4]	1,486,314	217,798
Series 2981, Cl. BS, 99.999%, 5/15/35[4]	1,365,169	222,173
Series 3005, Cl. WI, 0.00%, 7/15/35[4,5]	357,805	89,128
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	242,591	41,897
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	120,272	11,866
Series 3450, Cl. BI, 16.332%, 5/15/38[4]	2,794,961	443,909
Series 3606, Cl. SN, 19.448%, 12/15/39[4]	808,138	132,023
Federal National Mortgage Assn.:
2.50%, 10/1/47[7]	31,120,000	31,327,873
3.00%, 10/1/32[7]	104,120,000	106,962,967
3.50%, 10/1/47[7]	165,030,000	170,077,594
4.00%, 10/1/47[7]	74,465,000	78,380,230
4.50%, 10/1/47[7]	33,535,000	35,988,556
5.00%, 10/1/47[7]	24,940,000	27,205,880
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	24,482	25,062
5.50%, 12/1/18-5/1/36	1,112,926	1,248,410
6.00%, 5/1/20	5,725	5,803
6.50%, 4/1/18-11/1/31	1,770,089	2,004,336
7.00%, 4/1/33-4/1/34	1,125,550	1,307,729
7.50%, 1/1/33-8/1/33	1,650,486	1,937,456
8.50%, 7/1/32	9,877	10,654
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 99.999%, 6/25/23[4]	225,755	30,277
Series 247, Cl. 2, 0.00%, 10/25/23[4,5]	26,058	3,688
Series 252, Cl. 2, 99.999%, 11/25/23[4]	233,647	35,747
Series 254, Cl. 2, 99.999%, 1/25/24[4]	430,797	67,823
Series 301, Cl. 2, 12.535%, 4/25/29[4]	120,367	27,531
Series 303, Cl. IO, 38.963%, 11/25/29[4]	26,949	6,695
Series 319, Cl. 2, 4.13%, 2/25/32[4]	96,343	21,912
Series 320, Cl. 2, 38.85%, 4/25/32[4]	1,912,967	480,223
Series 321, Cl. 2, 8.863%, 4/25/32[4]	290,182	69,314
Series 324, Cl. 2, 0.00%, 7/25/32[4,5]	136,876	31,383
Series 331, Cl. 9, 15.181%, 2/25/33[4]	1,087,123	226,412

5        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 334, Cl. 14, 8.892%, 2/25/33[4]	$918,416	$225,360
Series 334, Cl. 15, 0.00%, 2/25/33[4,5]	612,567	146,405
Series 334, Cl. 17, 15.671%, 2/25/33[4]	33,393	6,653
Series 339, Cl. 12, 0.00%, 6/25/33[4,5]	722,729	170,253
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	739,436	162,340
Series 343, Cl. 13, 99.999%, 9/25/33[4]	869,080	193,857
Series 343, Cl. 18, 97.899%, 5/25/34[4]	504,580	102,996
Series 345, Cl. 9, 0.00%, 1/25/34[4,5]	369,444	74,034
Series 351, Cl. 10, 0.00%, 4/25/34[4,5]	293,417	66,561
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	515,412	103,659
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	367,253	76,762
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	180,890	39,985
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	473,968	109,414
Series 364, Cl. 16, 0.00%, 9/25/35[4,5]	651,876	147,769
Series 365, Cl. 16, 0.00%, 3/25/36[4,5]	421,074	86,086
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	86,374	93,478
Series 1993-87, Cl. Z, 6.50%, 6/25/23	74,782	80,580
Series 1996-35, Cl. Z, 7.00%, 7/25/26	25,656	28,522
Series 1998-58, Cl. PC, 6.50%, 10/25/28	158,254	176,916
Series 1998-61, Cl. PL, 6.00%, 11/25/28	217,204	241,922
Series 1999-54, Cl. LH, 6.50%, 11/25/29	306,791	342,951
Series 1999-60, Cl. PG, 7.50%, 12/25/29	1,562,266	1,797,642
Series 2001-51, Cl. OD, 6.50%, 10/25/31	293,458	319,390
Series 2002-56, Cl. FN, 2.237% [LIBOR01M+100], 7/25/32[2]	180,084	183,446
Series 2003-100, Cl. PA, 5.00%, 10/25/18	374,075	377,135
Series 2003-130, Cl. CS, 11.626% [(2) x LIBOR01M+1,410], 12/25/33[2]	571,886	618,120
Series 2003-21, Cl. FK, 1.637% [LIBOR01M+40], 3/25/33[2]	45,224	45,289
Series 2003-84, Cl. GE, 4.50%, 9/25/18	9,144	9,220
Series 2004-25, Cl. PC, 5.50%, 1/25/34	34,464	35,105
Series 2005-104, Cl. MC, 5.50%, 12/25/25	1,202,919	1,278,199
Series 2005-109, Cl. AH, 5.50%, 12/25/25	3,366,571	3,564,309
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,785,953
Series 2005-71, Cl. DB, 4.50%, 8/25/25	278,862	289,551
Series 2005-73, Cl. DF, 1.487% [LIBOR01M+25], 8/25/35[2]	443,587	445,450
Series 2006-50, Cl. SK, 19.664% [(3.667) x LIBOR01M+2,420], 6/25/36[2]	385,262	521,719
Series 2008-75, Cl. DB, 4.50%, 9/25/23	93,918	94,794
Series 2009-113, Cl. DB, 3.00%, 12/25/20	300,760	302,561
Series 2009-36, Cl. FA, 2.177% [LIBOR01M+94], 6/25/37[2]	259,931	265,640
Series 2009-37, Cl. HA, 4.00%, 4/25/19	85,996	86,273
Series 2009-70, Cl. TL, 4.00%, 8/25/19	89,889	90,299
Series 2010-43, Cl. KG, 3.00%, 1/25/21	81,637	82,290
Series 2011-15, Cl. DA, 4.00%, 3/25/41	165,449	170,411
Series 2011-3, Cl. EL, 3.00%, 5/25/20	509,082	511,507
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,014,149	1,081,980
Series 2011-38, Cl. AH, 2.75%, 5/25/20	6,103	6,116

6        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2011-82, Cl. AD, 4.00%, 8/25/26	$167,076	$169,203
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 99.999%, 3/17/31[4]	48,873	3,502
Series 2001-61, Cl. SE, 2.875%, 11/18/31[4]	147,836	28,297
Series 2001-65, Cl. S, 39.39%, 11/25/31[4]	323,488	62,566
Series 2001-81, Cl. S, 42.37%, 1/25/32[4]	45,194	8,850
Series 2002-12, Cl. SB, 50.299%, 7/25/31[4]	72,193	15,846
Series 2002-2, Cl. SW, 48.772%, 2/25/32[4]	87,768	16,962
Series 2002-38, Cl. SO, 55.225%, 4/25/32[4]	51,800	9,785
Series 2002-41, Cl. S, 63.452%, 7/25/32[4]	522,706	90,084
Series 2002-47, Cl. NS, 43.86%, 4/25/32[4]	141,371	30,041
Series 2002-5, Cl. SD, 99.999%, 2/25/32[4]	67,384	12,535
Series 2002-51, Cl. S, 43.906%, 8/25/32[4]	129,806	26,334
Series 2002-52, Cl. SD, 50.698%, 9/25/32[4]	206,433	42,803
Series 2002-60, Cl. SM, 35.979%, 8/25/32[4]	435,799	76,041
Series 2002-60, Cl. SY, 99.999%, 4/25/32[4]	417,435	15,645
Series 2002-64, Cl. SD, 26.723%, 4/25/27[4]	190,178	36,447
Series 2002-7, Cl. SK, 39.557%, 1/25/32[4]	257,816	48,430
Series 2002-75, Cl. SA, 41.92%, 11/25/32[4]	255,217	54,371
Series 2002-77, Cl. BS, 10.171%, 12/18/32[4]	510,240	109,503
Series 2002-77, Cl. IS, 26.131%, 12/18/32[4]	88,251	19,887
Series 2002-77, Cl. SH, 13.905%, 12/18/32[4]	69,269	14,332
Series 2002-84, Cl. SA, 43.495%, 12/25/32[4]	69,064	13,853
Series 2002-89, Cl. S, 56.882%, 1/25/33[4]	716,946	156,042
Series 2002-9, Cl. MS, 41.736%, 3/25/32[4]	3,999	781
Series 2002-90, Cl. SN, 38.931%, 8/25/32[4]	396,519	69,187
Series 2002-90, Cl. SY, 42.264%, 9/25/32[4]	219,548	38,887
Series 2003-14, Cl. OI, 34.059%, 3/25/33[4]	1,133,452	265,110
Series 2003-26, Cl. IK, 38.19%, 4/25/33[4]	413,969	97,010
Series 2003-33, Cl. SP, 36.809%, 5/25/33[4]	411,946	96,117
Series 2003-4, Cl. S, 40.239%, 2/25/33[4]	123,347	27,991
Series 2003-52, Cl. NS, 73.385%, 6/25/23[4]	1,532,528	136,078
Series 2004-54, Cl. DS, 59.223%, 11/25/30[4]	41,731	7,571
Series 2004-56, Cl. SE, 23.99%, 10/25/33[4]	546,616	106,536
Series 2005-12, Cl. SC, 27.274%, 3/25/35[4]	252,109	39,001
Series 2005-40, Cl. SA, 57.92%, 5/25/35[4]	376,299	56,194
Series 2005-52, Cl. JH, 21.504%, 5/25/35[4]	780,655	122,013
Series 2005-6, Cl. SE, 63.141%, 2/25/35[4]	718,672	132,607
Series 2005-93, Cl. SI, 18.31%, 10/25/35[4]	473,911	72,087
Series 2006-53, Cl. US, 16.151%, 6/25/36[4]	36,616	5,516
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	287,247	30,651
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	35,938	1,660
Series 2011-96, Cl. SA, 10.997%, 10/25/41[4]	1,154,947	201,162
Series 2012-134, Cl. SA, 8.028%, 12/25/42[4]	3,005,086	621,325
Series 2012-40, Cl. PI, 7.149%, 4/25/41[4]	2,180,269	328,000

7        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed
Security, Series 1993-184, Cl. M, 5.334%, 9/25/23[6]	$73,373	$68,574

		498,344,579
GNMA/Guaranteed—6.9%
Government National Mortgage Assn. I Pool, 10.50%, 12/15/17	206	207
Government National Mortgage Assn. II Pool:
2.125% [H15T1Y+150], 7/20/25-7/20/27[2]	5,365	5,540
3.50%, 10/1/47[7]	51,175,000	53,190,017
4.00%, 10/1/47[7]	71,110,000	74,879,387
11.00%, 10/20/19	935	940
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 99.999%, 2/16/32[4]	252,374	33,113
Series 2002-41, Cl. GS, 99.999%, 6/16/32[4]	76,645	5,559
Series 2002-76, Cl. SY, 22.238%, 12/16/26[4]	99,070	12,879
Series 2007-17, Cl. AI, 55.22%, 4/16/37[4]	1,546,612	279,290
Series 2011-52, Cl. HS, 28.727%, 4/16/41[4]	4,662,902	702,223

		129,109,155
Non-Agency—12.7%
Commercial—6.4%
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D4, Cl. PS1, 99.999%, 4/14/29[4]	1,153,836	661
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.69% [H15T1Y+210], 9/26/35[1,2]	534,354	537,990
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[3,4,5,8]	108,205	2,773
CD Commercial Mortgage Trust:
Series 2016-CD2, Cl. AM, 3.668%, 11/10/49[9]	1,795,000	1,850,884
Series 2017-CD3, Cl. AS, 3.833%, 2/10/50	2,875,000	3,006,820
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.313%, 1/25/36[9]	1,363,468	1,320,312
COMM Mortgage Trust:
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,945,000	2,968,437
Series 2013-CR7, Cl. D, 4.427%, 3/10/46[1,9]	3,015,000	2,398,726
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,135,175	6,434,489
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	2,865,000	3,035,578
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	5,720,000	5,994,041
Series 2015-CR23, Cl. AM, 3.801%, 5/10/48	3,370,000	3,482,230
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 27.154%, 12/10/45[4]	14,917,775	862,340
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6%, 7/25/36	1,041,442	916,660
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	4,305,000	4,367,933
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl. 1A6, 1.887% [US0001M+65], 11/25/35[2] FREMF Mortgage Trust:	895,398	647,651
Series 2011-K702, Cl. B, 4.93%, 4/25/44[1,9]	660,000	666,510
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,9]	605,000	602,457

8        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2013-K26, Cl. C, 3.722%, 12/25/45[1,9]	$1,165,000	$1,161,200
Series 2013-K27, Cl. C, 3.615%, 1/25/46[1,9]	650,000	644,332
Series 2013-K28, Cl. C, 3.61%, 6/25/46[1,9]	2,580,000	2,555,538
Series 2013-K712, Cl. C, 3.481%, 5/25/45[1,9]	335,000	338,107
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,9]	1,075,000	1,079,572
Series 2014-K714, Cl. C, 3.98%, 1/25/47[1,9]	815,402	825,067
Series 2014-K715, Cl. C, 4.266%, 2/25/46[1,9]	230,000	234,411
Series 2015-K44, Cl. B, 3.81%, 1/25/48[1,9]	1,175,000	1,185,809
Series 2017-K62, Cl. B, 4.004%, 1/25/50[1,9]	1,040,000	1,064,200
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. AS, 4.948%, 1/10/45[1]	1,666,000	1,803,289
Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	885,000	961,633
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,9]	2,248,687	2,169,878
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Cl. AS, 3.372%, 12/15/47	4,070,000	4,139,457
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	3,490,000	3,754,763
Series 2013-LC11, Cl. AS, 3.216%, 4/15/46	510,000	514,928
Series 2014-C20, Cl. AS, 4.043%, 7/15/47	2,950,000	3,089,032
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.52%, 7/25/35[9]	1,242,332	1,277,007
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 3.386%, 7/26/36[1,9]	1,701,429	1,628,548
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24, Cl. B, 4.116%, 11/15/47[9]	2,630,000	2,697,471
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	6,036,000	6,319,333
Series 2014-C26, Cl. AS, 3.80%, 1/15/48	4,415,000	4,549,703
Series 2015-C28, Cl. AS, 3.532%, 10/15/48	3,400,000	3,433,484
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Cl. AS, 3.385%, 12/15/49	2,685,000	2,685,241
LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[4,5]	60,691	3
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,8,9]	24,286	19,065
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	2,730,000	2,789,537
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,214,877
Series 2016-C30, Cl. AS, 3.175%, 9/15/49	4,780,000	4,698,152
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.754%, 11/26/36[1,9]	2,160,146	1,980,839
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.078%, 6/26/46[1,9]	998,429	1,001,851
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.215%, 7/26/45[1,9]	289,099	296,322
Wells Fargo Commercial Mortgage Trust:
Series 2015-C29, Cl. AS, 4.013%, 6/15/48[9]	3,975,000	4,168,089
Series 2016-C37, Cl. AS, 4.018%, 12/15/49	4,215,000	4,439,053
WF-RBS Commercial Mortgage Trust:
Series 2012-C7, Cl. E, 4.981%, 6/15/45[1,9]	840,000	706,231
Series 2013-C14, Cl. AS, 3.488%, 6/15/46	2,330,000	2,396,810
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,693,000	1,783,305

9        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
WF-RBS Commercial Mortgage Trust: (Continued) Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[9]	$1,797,838	$1,918,053
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 37.295%, 3/15/441,4	18,031,523	602,747

		119,223,429
Residential—6.3%
Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	837,055	728,003
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	488,232	456,739
Series 2007-C, Cl. 1A4, 3.204%, 5/20/36[9]	269,807	254,261
Series 2014-R7, Cl. 3A1, 3.177%, 3/26/36[1,9]	2,076,977	2,079,531
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	630,253	606,568
Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 3.26% [H15T1Y+245], 3/25/35[2]	1,964,569	1,988,407
Series 2005-9, Cl. A1, 3.52% [H15T1Y+230], 10/25/35[2]	829,093	840,152
Series 2006-1, Cl. A1, 2.91% [H15T1Y+225], 2/25/36[2]	2,346,816	2,356,028
Chase Funding Trust, Series 2003-2, Cl. 2A2, 1.797% [US0001M+56], 2/25/33[2]	362,314	342,179
CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	529,299	486,004
Series 2006-6, Cl. A3, 6.00%, 4/25/36	437,348	389,281
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 3.21% [H15T1Y+240], 10/25/35[2]	4,136,697	4,159,888
Connecticut Avenue Securities:
Series 2014-C02, Cl. 1M1, 2.187% [US0001M+95], 5/25/24[2]	1,665,844	1,672,350
Series 2014-C02, Cl. 2M1, 2.187% [US0001M+95], 5/25/24[2]	265,046	265,266
Series 2014-C03, Cl. 1M1, 2.437% [US0001M+120], 7/25/24[2]	754,196	755,063
Series 2014-C03, Cl. 1M2, 4.237% [US0001M+300], 7/25/24[2]	4,035,000	4,251,375
Series 2014-C03, Cl. 2M1, 2.437% [US0001M+120], 7/25/24[2]	56,077	56,106
Series 2015-C04, Cl. 1M1, 2.837% [US0001M+160], 4/25/28[2]	143,776	143,820
Series 2016-C03, Cl. 1M1, 3.237% [US0001M+200], 10/25/28[2]	332,583	338,273
Series 2016-C07, Cl. 2M1, 2.537% [US0001M+130], 5/25/29[2]	2,387,352	2,399,322
Series 2016-C07, Cl. 2M2, 5.587% [US0001M+435], 5/25/29[2]	1,694,000	1,843,857
Series 2017-C02, Cl. 2M1, 2.387% [US0001M+115], 9/25/29[2]	3,899,569	3,927,973
Series 2017-C02, Cl. 2M2, 4.887% [US0001M+365], 9/25/29[2]	3,630,000	3,844,823
Series 2017-C03, Cl. 1M1, 2.187% [US0001M+95], 10/25/29[2]	2,404,962	2,417,099
Series 2017-C04, Cl. 2M2, 4.087% [US0001M+285], 11/25/29[2]	2,530,000	2,567,540

10        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Residential (Continued)
Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	$1,502,455	$1,443,084
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.536%, 7/25/35[9]	468,607	472,109
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.547% [US0001M+31], 7/25/35[2]	525,056	525,498
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 3.192%, 12/25/34[9]	314,691	321,777
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	129,478	115,894
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	677,082	639,111
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	344,081	328,787
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 5.487% [US0001M+425], 11/25/23[2]	4,345,000	4,782,911
Series 2014-DN1, Cl. M3, 5.737% [US0001M+450], 2/25/24[2]	3,595,000	4,133,693
Series 2014-DN2, Cl. M3, 4.837% [US0001M+360], 4/25/24[2]	1,110,000	1,214,198
Series 2014-HQ2, Cl. M3, 4.987% [US0001M+375], 9/25/24[2]	4,050,000	4,544,382
Series 2015-HQA2, Cl. M2, 4.037% [US0001M+280], 5/25/28[2]	1,424,337	1,471,531
Series 2016-DNA1, Cl. M2, 4.137% [US0001M+290], 7/25/28[2]	1,580,000	1,633,045
Series 2016-DNA2, Cl. M1, 2.487% [US0001M+125], 10/25/28[2]	1,922,481	1,924,286
Series 2016-DNA3, Cl. M1, 2.337% [US0001M+110], 12/25/28[2]	1,790,951	1,795,374
Series 2016-DNA4, Cl. M1, 2.037% [US0001M+80], 3/25/29[2]	1,566,558	1,567,782
Series 2016-DNA4, Cl. M3, 5.037% [US0001M+380], 3/25/29[2]	4,040,000	4,371,366
Series 2016-HQA2, Cl. M1, 2.437% [US0001M+120], 11/25/28[2]	1,004,704	1,005,891
Series 2016-HQA3, Cl. M1, 2.037% [US0001M+80], 3/25/29[2]	6,543,435	6,557,008
Series 2016-HQA3, Cl. M3, 5.087% [US0001M+385], 3/25/29[2]	3,850,000	4,181,999
Series 2016-HQA4, Cl. M1, 2.037% [US0001M+80], 4/25/29[2]	4,049,647	4,051,941
Series 2016-HQA4, Cl. M3, 5.137% [US0001M+390], 4/25/29[2]	3,995,000	4,339,460
Series 2017-DNA2, Cl. M2, 4.687% [US0001M+345], 10/25/29[2]	1,890,000	2,000,987
Series 2017-HQA1, Cl. M1, 2.437% [US0001M+120], 8/25/29[2]	3,727,185	3,758,529
Series 2017-HQA1, Cl. M2, 4.787% [US0001M+355], 8/25/29[2]	4,760,000	5,004,147

11        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 3.015%, 10/25/33[9]	$855,806	$879,306
Series 2005-AR14, Cl. 1A4, 2.913%, 12/25/35[9]	1,125,586	1,102,273
Series 2005-AR16, Cl. 1A1, 2.912%, 12/25/35[9]	984,730	962,529
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Cl. 1A2, 3.561%, 9/25/35[9]	1,582,083	1,536,612
Series 2005-AR15, Cl. 1A6, 3.561%, 9/25/35[9]	131,318	126,619
Series 2005-AR4, Cl. 2A2, 3.335%, 4/25/35[9]	3,616,792	3,637,791
Series 2006-AR10, Cl. 1A1, 3.304%, 7/25/36[9]	820,106	800,187
Series 2006-AR10, Cl. 5A5, 3.386%, 7/25/36[9]	2,331,873	2,351,945
Series 2006-AR2, Cl. 2A3, 3.177%, 3/25/36[9]	1,291,724	1,303,360
Series 2006-AR7, Cl. 2A4, 3.332%, 5/25/36[9]	75,290	72,728
Series 2006-AR8, Cl. 2A1, 3.41%, 4/25/36[9]	3,417,924	3,459,917
Series 2006-AR8, Cl. 2A4, 3.41%, 4/25/36[9]	642,902	650,801
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	407,309	426,672

		118,665,438

Total Mortgage-Backed Obligations (Cost $863,561,810)		865,342,601
U.S. Government Obligations—0.4%
United States Treasury Nts.:
0.75%, 2/28/18	168,000	167,731
1.50%, 5/31/19[10,11]	7,480,000	7,487,450

Total U.S. Government Obligations (Cost $7,664,338)		7,655,181
Corporate Bonds and Notes—45.2%
Consumer Discretionary—7.4%
Auto Components—0.2%
Lear Corp., 3.80% Sr. Unsec. Nts., 9/15/27	2,899,000	2,892,660
Automobiles—2.0%
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 5/5/20[1]	3,529,000	3,533,897
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,987,000	2,976,602
Ford Motor Credit Co. LLC:
2.425% Sr. Unsec. Nts., 6/12/20	2,780,000	2,781,588
3.664% Sr. Unsec. Nts., 9/8/24	5,789,000	5,815,438
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	2,251,000	2,580,026
General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 6/30/22	4,698,000	4,739,185
Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	1,017,000	1,078,148
Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[1]	4,062,000	4,003,551
Nissan Motor Acceptance Corp., 2.15% Sr. Unsec. Nts., 9/28/20[1]	2,945,000	2,949,068
Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	4,039,000	4,039,173
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[1]	3,411,000	3,611,396

		38,108,072

12        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Diversified Consumer Services—0.2%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	$3,463,000	$3,692,424
Hotels, Restaurants & Leisure—0.2%
Aramark Services, Inc., 5% Sr. Unsec. Nts., 4/1/25[1]	2,026,000	2,172,885
Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	1,755,000	1,789,802

		3,962,687
Household Durables—1.1%
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	4,458,000	4,675,327
Newell Brands, Inc.:
2.15% Sr. Unsec. Nts., 10/15/18	2,032,000	2,040,054
5.00% Sr. Unsec. Nts., 11/15/23	3,300,000	3,519,488
5.50% Sr. Unsec. Nts., 4/1/46	1,712,000	2,028,512
PulteGroup, Inc., 5% Sr. Unsec. Nts., 1/15/27	3,310,000	3,454,812
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	2,711,000	2,843,161
4.875% Sr. Unsec. Nts., 3/15/27	1,445,000	1,495,720
Whirlpool Corp., 1.65% Sr. Unsec. Nts., 11/1/17	765,000	765,042

		20,822,116
Internet & Catalog Retail—0.4%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	1,162,000	1,346,395
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	6,850,000	6,956,460

		8,302,855
Leisure Equipment & Products—0.2%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,308,000	3,303,448
Media—1.5%
21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46	1,673,000	1,789,560
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375% Sr. Sec. Nts., 5/1/47[1]	2,930,000	3,043,096
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	3,858,000	5,130,414
Historic TW, Inc., 9.15% Debs., 2/1/23	921,000	1,188,379
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	1,240,000	1,304,035
Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[1]	2,246,000	2,307,192
6.10% Sr. Unsec. Nts., 2/15/18[1]	1,253,000	1,273,531
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	3,253,000	3,092,645
Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	834,000	798,893
3.45% Sr. Unsec. Nts., 10/4/26	1,008,000	970,088
4.375% Sr. Unsec. Nts., 3/15/43	3,169,000	2,738,433

13        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[1]	$3,571,000	$3,731,695

		27,367,961
Multiline Retail—0.2%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	4,315,000	4,572,174
Specialty Retail—0.9%
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	689,000	685,425
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	2,600,000	2,823,632
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	4,306,000	4,617,754
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,923,000	2,970,433
Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	2,080,000	2,142,400
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	2,742,000	2,718,009

		15,957,653
Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[1]	4,342,000	4,531,962
Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	3,148,000	3,332,945
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	1,818,000	1,863,450

		9,728,357
Consumer Staples—3.6%
Beverages—1.1%
Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	4,162,000	4,173,773
3.65% Sr. Unsec. Nts., 2/1/26	2,382,000	2,467,588
4.90% Sr. Unsec. Nts., 2/1/46	1,864,000	2,129,870
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,517,122
Molson Coors Brewing Co.:
1.45% Sr. Unsec. Nts., 7/15/19	1,465,000	1,449,541
2.10% Sr. Unsec. Nts., 7/15/21	3,528,000	3,480,959
4.20% Sr. Unsec. Nts., 7/15/46	1,061,000	1,060,722
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	3,220,000	3,462,170

		21,741,745
Food & Staples Retailing—0.1%
Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	309,000	309,611
6.80% Sr. Unsec. Nts., 12/15/18	346,000	365,761
6.90% Sr. Unsec. Nts., 4/15/38	974,000	1,219,574

		1,894,946
Food Products—1.6%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	3,613,000	3,486,665
8.50% Sr. Unsec. Nts., 6/15/19	4,165,000	4,601,661

14        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Food Products (Continued)
Kraft Heinz Foods Co.:
3.95% Sr. Unsec. Nts., 7/15/25	$2,427,000	$2,502,907
4.375% Sr. Unsec. Nts., 6/1/46	3,149,000	3,098,434
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[1]	2,186,000	2,300,765
Mondelez International Holdings Netherlands BV, 1.625% Sr. Unsec. Nts., 10/28/19[1]	4,239,000	4,208,136
Smithfield Foods, Inc., 2.70% Sr. Unsec. Nts., 1/31/20[1]	4,314,000	4,331,472
TreeHouse Foods, Inc., 6% Sr. Unsec. Nts., 2/15/24[1]	2,586,000	2,776,717
Tyson Foods, Inc., 3.55% Sr. Unsec. Nts., 6/2/27	2,095,000	2,122,387

		29,429,144
Household Products—0.2%
Reckitt Benckiser Treasury Services plc, 2.375% Sr. Unsec. Nts., 6/24/22[1]	3,828,000	3,819,885
Tobacco—0.6%
Altria Group, Inc., 4% Sr. Unsec. Nts., 1/31/24	2,898,000	3,079,785
BAT Capital Corp., 3.557% Sr. Unsec. Nts., 8/15/27[1]	2,145,000	2,155,883
Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[1]	3,951,000	3,953,302
Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	1,335,000	1,638,266

		10,827,236
Energy—3.6%
Energy Equipment & Services—0.5%
Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	893,000	982,690
Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	2,440,000	2,583,319
Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[1]	3,515,000	3,518,408
4.00% Sr. Unsec. Nts., 12/21/25[1]	2,455,000	2,576,489

		9,660,906
Oil, Gas & Consumable Fuels—3.1%
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	1,362,000	1,300,467
6.20% Sr. Unsec. Nts., 3/15/40	814,000	948,373
Andeavor, 5.125% Sr. Unsec. Nts., 12/15/26[1]	3,903,000	4,289,011
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25% Sr. Unsec. Nts., 1/15/25	3,452,000	3,710,900
Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	1,204,000	1,214,460
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	2,119,000	2,257,804
BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	3,984,000	3,983,572
Buckeye Partners LP, 3.95% Sr. Unsec. Nts., 12/1/26	1,012,000	999,873
Cenovus Energy, Inc., 5.40% Sr. Unsec. Nts., 6/15/47[1]	397,000	399,353
Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	3,896,000	3,890,737
Columbia Pipeline Group, Inc.:
3.30% Sr. Unsec. Nts., 6/1/20	3,820,000	3,911,718
4.50% Sr. Unsec. Nts., 6/1/25	2,201,000	2,354,302

15        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	$461,000	$520,346
5.95% Sr. Unsec. Nts., 3/15/46	973,000	1,254,781
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	1,153,000	1,170,871
Energy Transfer LP, 5.30% Sr. Unsec. Nts., 4/15/47	1,101,000	1,106,984
EnLink Midstream Partners LP, 4.85% Sr. Unsec. Nts., 7/15/26	994,000	1,041,539
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	987,000	1,079,753
4.90% Sr. Unsec. Nts., 5/15/46	399,000	437,368
EQT Corp., 6.50% Sr. Unsec. Nts., 4/1/18	2,070,000	2,114,044
Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	3,587,000	3,880,855
Marathon Oil Corp., 4.40% Sr. Unsec. Nts., 7/15/27	2,200,000	2,250,135
Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	1,422,000	1,472,291
ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	1,781,000	1,906,993
Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	2,311,000	2,309,044
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts., 3/15/28	2,374,000	2,396,935
Shell International Finance BV, 4% Sr. Unsec. Nts., 5/10/46	1,430,000	1,449,076
Sunoco Logistics Partners Operations LP, 4% Sr. Unsec. Nts., 10/1/27	2,583,000	2,577,430
Williams Partners LP, 3.75% Sr. Unsec. Nts., 6/15/27	1,744,000	1,744,238

		57,973,253
Financials—12.5%
Capital Markets—3.0%
Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,967,000	3,033,564
Bank of New York Mellon Corp. (The), 3% Sub. Nts., 10/30/28	1,759,000	1,708,737
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts., 10/2/27[1,7]	1,925,000	1,901,234
Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	4,078,000	4,196,934
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts., 9/9/24	2,414,000	2,508,252
Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	1,635,000	1,757,006
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub. Perpetual Bonds[2,12]	4,177,000	4,458,947
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	2,654,000	2,663,773
3.75% Sr. Unsec. Nts., 2/25/26	2,550,000	2,614,092
Macquarie Bank Ltd., 2.60% Sr. Unsec. Nts., 6/24/19[1]	4,251,000	4,285,661
Morgan Stanley:
4.375% Sr. Unsec. Nts., 1/22/47	3,246,000	3,462,226
5.00% Sub. Nts., 11/24/25	4,079,000	4,476,401
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	4,281,000	4,516,455
Northern Trust Corp., 3.375% [US0003M+113.1] Sub. Nts., 5/8/32[2]	1,800,000	1,802,074
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	2,338,000	2,345,060
S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	3,908,000	3,935,404
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	2,510,000	2,537,532

16        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Capital Markets (Continued)
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts., 4/15/26[1]	$2,495,000	$2,622,237
4.253% Sr. Unsec. Nts., 3/23/28[1]	1,654,000	1,737,715

		56,563,304
Commercial Banks—6.3%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts., 3/27/28[2]	5,128,000	5,297,439
Australia & New Zealand Banking Group Ltd. (New York), 2.625% Unsec. Nts., 5/19/22	4,175,000	4,181,766
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	3,512,000	3,444,448
3.824% [US0003M+157.5] Sr. Unsec. Nts., 1/20/28[2]	2,415,000	2,481,946
7.75% Jr. Sub. Nts., 5/14/38	3,035,000	4,470,442
Barclays plc, 4.375% Sr. Unsec. Nts., 1/12/26	5,209,000	5,445,666
BNP Paribas SA, 4.625% Sub. Nts., 3/13/27[1]	2,974,000	3,153,128
BPCE SA, 4.50% Sub. Nts., 3/15/25[1]	2,943,000	3,058,533
Citigroup, Inc.:
4.281% [US0003M+183.9] Sr. Unsec. Nts., 4/24/48[2]	4,210,000	4,409,999
4.75% Sub. Nts., 5/18/46	1,946,000	2,122,876
Citizens Bank NA (Providence RI):
2.55% Sr. Unsec. Nts., 5/13/21	2,409,000	2,420,563
2.65% Sr. Unsec. Nts., 5/26/22	1,014,000	1,015,046
Commonwealth Bank of Australia, 3.15% Sr. Unsec. Nts., 9/19/27[1]	3,696,000	3,665,297
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	4,408,000	4,390,591
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[1]	4,978,000	5,182,118
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	2,461,000	2,531,832
First Republic Bank, 4.375% Sub. Nts., 8/1/46	1,716,000	1,711,358
Glencore Funding LLC, 4% Sr. Unsec. Nts., 4/16/25[1]	2,573,000	2,616,724
HSBC Holdings plc, 4.041% [US0003M+154.6] Sr. Unsec. Nts., 3/13/28[2]	1,921,000	2,007,628
Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	2,425,000	2,487,769
Intesa Sanpaolo SpA, 3.875% Sr. Unsec. Nts., 7/14/27[1]	3,514,000	3,533,793
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec. Nts., 5/1/28[2]	3,580,000	3,615,431
3.782% [US0003M+133.7] Sr. Unsec. Nts., 2/1/28[2]	7,219,000	7,416,476
4.26% [US0003M+158] Sr. Unsec. Nts., 2/22/48[2]	1,665,000	1,750,591
KeyBank NA (Cleveland OH), 3.40% Sub. Nts., 5/20/26	3,357,000	3,345,619
Lloyds Banking Group plc:
6.413% [US0003M+149.5] Jr. Sub. Perpetual Bonds[1,2,12]	214,000	243,960
6.657% [US0003M+127] Jr. Sub. Perpetual Bonds[1,2,12]	2,718,000	3,118,905
Manufacturers & Traders Trust Co., 2.50% Sr. Unsec. Nts., 5/18/22	3,609,000	3,622,842
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts., 5/19/27	3,749,000	3,760,790
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	2,706,000	2,717,955
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	2,893,000	2,890,407

17        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Royal Bank of Scotland Group plc, 3.498% [US0003M+148] Sr. Unsec. Nts., 5/15/23[2]	$2,966,000	$2,987,292
Standard Chartered plc, 2.821% [US0003M+151] Jr. Sub. Perpetual Bonds[1,2,12]	200,000	171,500
SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	1,798,000	1,779,626
US Bancorp:
3.10% Sub. Nts., 4/27/26	2,678,000	2,667,399
3.15% Sr. Unsec. Nts., 4/27/27	1,004,000	1,010,690
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec. Nts., 5/22/28[2]	3,392,000	3,438,473
4.75% Sub. Nts., 12/7/46	2,447,000	2,691,459

		116,858,377
Consumer Finance—0.7%
American Express Co., 2.50% Sr. Unsec. Nts., 8/1/22	1,728,000	1,727,446
American Express Credit Corp., 3.30% Sr. Unsec. Nts., 5/3/27	2,503,000	2,528,655
Capital One Financial Corp., 3.75% Sr. Unsec. Nts., 3/9/27	1,666,000	1,686,908
Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	1,743,000	1,751,989
4.10% Sr. Unsec. Nts., 2/9/27	1,728,000	1,758,418
Electricite de France SA, 6.50% Sr. Unsec. Nts., 1/26/19[1]	2,975,000	3,152,272

		12,605,688
Diversified Financial Services—0.5%
Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18	1,134,000	1,137,110
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	1,973,000	2,011,940
Precision Castparts Corp., 2.50% Sr. Unsec. Nts., 1/15/23	2,568,000	2,575,262
Voya Financial, Inc., 5.65% [US0003M+358] Jr. Sub. Nts., 5/15/53[2]	3,667,000	3,903,522

		9,627,834
Insurance—1.2%
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,591,000	2,727,109
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27[1]	1,096,000	1,077,844
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27	3,697,000	3,673,922
Manulife Financial Corp., 4.061% [USSW5+164.7] Sub. Nts., 2/24/32[2]	2,875,000	2,914,947
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	1,731,000	1,855,441
MetLife, Inc., 5.25% [US0003M+357.5] Jr. Sub. Perpetual Bonds[2,12]	2,353,000	2,431,731
Nuveen Finance LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	3,870,000	4,079,361
Prudential Financial, Inc.:
5.20% [US0003M+304] Jr. Sub. Nts., 3/15/44[2]	3,124,000	3,325,107
5.375% [US0003M+303.1] Jr. Sub. Nts., 5/15/45[2]	887,000	960,178

		23,045,640

18        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Real Estate Investment Trusts (REITs)—0.8%
American Tower Corp.:
2.25% Sr. Unsec. Nts., 1/15/22	$2,200,000	$2,165,912
2.80% Sr. Unsec. Nts., 6/1/20	462,000	469,212
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,324,000	1,427,964
5.90% Sr. Unsec. Nts., 11/1/21	1,523,000	1,709,870
Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	3,138,000	3,191,571
Crown Castle International Corp., 3.65% Sr. Unsec. Nts., 9/1/27	2,126,000	2,128,280
HCP, Inc., 2.625% Sr. Unsec. Nts., 2/1/20	1,397,000	1,408,726
VEREIT Operating Partnership LP, 3% Sr. Unsec. Nts., 2/6/19	1,619,000	1,633,883
Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	681,000	682,768

		14,818,186
Health Care—4.2%
Biotechnology—1.2%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	2,776,000	2,881,741
4.70% Sr. Unsec. Nts., 5/14/45	849,000	928,647
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	1,105,000	1,291,490
Celgene Corp.:
2.125% Sr. Unsec. Nts., 8/15/18	4,024,000	4,041,592
3.875% Sr. Unsec. Nts., 8/15/25	2,682,000	2,833,492
5.00% Sr. Unsec. Nts., 8/15/45	484,000	548,979
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	1,786,000	2,012,365
Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	4,193,000	4,186,221
3.20% Sr. Unsec. Nts., 9/23/26	3,867,000	3,817,947

		22,542,474
Health Care Equipment & Supplies—1.2%
Abbott Laboratories:
2.35% Sr. Unsec. Nts., 11/22/19	4,106,000	4,141,050
3.75% Sr. Unsec. Nts., 11/30/26	3,977,000	4,086,855
Becton Dickinson & Co.:
2.404% Sr. Unsec. Nts., 6/5/20	4,293,000	4,310,079
3.70% Sr. Unsec. Nts., 6/6/27	3,478,000	3,512,211
Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	3,560,000	3,700,974
Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	1,943,000	2,215,592

		21,966,761
Health Care Providers & Services—1.0%
Aetna, Inc., 2.80% Sr. Unsec. Nts., 6/15/23	3,224,000	3,244,332
Cardinal Health, Inc., 3.41% Sr. Unsec. Nts., 6/15/27	2,428,000	2,440,144
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	5,834,000	6,561,234
Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	2,881,000	2,942,104

19        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
UnitedHealth Group, Inc., 2.75% Sr. Unsec. Nts., 2/15/23	$3,420,000	$3,458,972

		18,646,786
Life Sciences Tools & Services—0.5%
Quintiles IMS, Inc., 5% Sr. Unsec. Nts., 10/15/26[1]	4,298,000	4,566,625
Thermo Fisher Scientific, Inc.:
3.20% Sr. Unsec. Nts., 8/15/27	2,130,000	2,100,305
4.15% Sr. Unsec. Nts., 2/1/24	1,745,000	1,864,474

		8,531,404
Pharmaceuticals—0.3%
Allergan Funding SCS:
2.35% Sr. Unsec. Nts., 3/12/18	1,567,000	1,571,694
3.80% Sr. Unsec. Nts., 3/15/25	3,278,000	3,408,437
Zoetis, Inc., 3% Sr. Unsec. Nts., 9/12/27	1,091,000	1,076,197

		6,056,328
Industrials—3.0%
Aerospace & Defense—0.7%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[1]	3,469,000	3,603,091
Hexcel Corp., 3.95% Sr. Unsec. Nts., 2/15/27	1,533,000	1,566,275
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	2,490,000	2,776,668
Textron, Inc.:
3.65% Sr. Unsec. Nts., 3/15/27	1,019,000	1,030,443
3.875% Sr. Unsec. Nts., 3/1/25	902,000	936,772
4.30% Sr. Unsec. Nts., 3/1/24	1,672,000	1,775,306
United Technologies Corp., 1.778% Jr. Sub. Nts., 5/4/18[9]	668,000	668,425

		12,356,980
Air Freight & Couriers—0.0%
FedEx Corp., 4.40% Sr. Unsec. Nts., 1/15/47	754,000	786,568
Building Products—0.4%
Allegion US Holding Co., Inc., 3.55% Sec. Nts., 10/1/27[7]	3,320,000	3,304,528
Johnson Controls International plc, 1.40% Sr. Unsec. Nts., 11/2/17	587,000	586,369
Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	3,116,000	3,077,214

		6,968,111
Commercial Services & Supplies—0.4%
Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,294,000	3,188,584
Republic Services, Inc., 3.80% Sr. Unsec. Nts., 5/15/18	3,298,000	3,339,913
Waste Management, Inc., 4.10% Sr. Unsec. Nts., 3/1/45	906,000	960,612

		7,489,109
Electrical Equipment—0.2%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	4,415,000	4,657,825

20        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Industrial Conglomerates—0.2%
Roper Technologies, Inc.:
3.80% Sr. Unsec. Nts., 12/15/26	$1,666,000	$1,717,465
3.85% Sr. Unsec. Nts., 12/15/25	1,645,000	1,703,408

		3,420,873
Machinery—0.4%
Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19	4,025,000	4,022,550
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	921,000	927,015
Wabtec Corp., 3.45% Sr. Unsec. Nts., 11/15/26	1,687,000	1,661,444

		6,611,009
Road & Rail—0.3%
Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	636,000	719,988
Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	1,327,000	1,473,844
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[1]	3,640,000	3,601,133

		5,794,965
Trading Companies & Distributors—0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65% Sr. Unsec. Nts., 7/21/27	4,431,000	4,421,620
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	1,719,000	1,716,527
3.625% Sr. Unsec. Nts., 4/1/27	1,765,000	1,768,966

		7,907,113
Information Technology—3.2%
Electronic Equipment, Instruments, & Components—0.4%
Arrow Electronics, Inc., 3.875% Sr. Unsec. Nts., 1/12/28	3,435,000	3,433,329
CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	631,000	705,938
Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	3,740,000	3,863,163

		8,002,430
Internet Software & Services—0.4%
eBay, Inc., 2.15% Sr. Unsec. Nts., 6/5/20	4,300,000	4,311,715
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	2,683,000	2,776,905
5.25% Sr. Unsec. Nts., 4/1/25	1,151,000	1,248,835

		8,337,455
IT Services—0.7%
Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	1,963,000	1,948,002
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	2,944,000	2,984,553
4.75% Sr. Unsec. Nts., 4/15/27	3,398,000	3,639,949
Fidelity National Information Services, Inc., 2.85% Sr. Unsec. Nts., 10/15/18	788,000	797,382

21        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
IT Services (Continued)
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	$2,957,000	$2,967,494

		12,337,380
Semiconductors & Semiconductor Equipment—0.2%
Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	1,083,000	1,296,485
QUALCOMM, Inc., 3.25% Sr. Unsec. Nts., 5/20/27	2,089,000	2,108,478

		3,404,963
Software—1.0%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	1,241,000	1,318,706
Dell International LLC/EMC Corp.:
3.48% Sr. Sec. Nts., 6/1/19[1]	3,963,000	4,040,439
6.02% Sr. Sec. Nts., 6/15/26[1]	2,904,000	3,229,283
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	2,188,000	2,302,870
Oracle Corp.:
2.40% Sr. Unsec. Nts., 9/15/23	2,486,000	2,473,048
2.95% Sr. Unsec. Nts., 5/15/25	2,557,000	2,580,093
VMware, Inc.:
2.30% Sr. Unsec. Nts., 8/21/20	1,357,000	1,361,660
3.90% Sr. Unsec. Nts., 8/21/27	2,212,000	2,239,593

		19,545,692
Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	2,261,000	2,470,801
Hewlett Packard Enterprise Co.:
2.10% Sr. Unsec. Nts., 10/4/19[1]	3,659,000	3,661,581
2.45% Sr. Unsec. Nts., 10/5/17	882,000	882,042
NetApp, Inc., 2% Sr. Unsec. Nts., 9/27/19	2,106,000	2,106,008

		9,120,432
Materials—2.6%
Chemicals—1.3%
Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	1,681,000	1,693,359
4.125% Sr. Unsec. Nts., 3/15/35	1,385,000	1,410,754
CF Industries, Inc., 4.50% Sr. Sec. Nts., 12/1/26[1]	1,919,000	2,010,822
Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	3,432,000	3,446,675
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	3,940,000	4,209,575
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	3,050,000	3,193,423
3.75% Sr. Unsec. Nts., 3/15/27	1,026,000	1,041,517
Sherwin-Williams Co. (The):
3.30% Sr. Unsec. Nts., 2/1/25	915,000	910,713
3.45% Sr. Unsec. Nts., 6/1/27	1,390,000	1,398,671
3.95% Sr. Unsec. Nts., 1/15/26	1,587,000	1,650,831
Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[1]	2,395,000	2,363,932
		23,330,272

22        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Construction Materials—0.4%
CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[1]	$1,488,000	$1,707,971
James Hardie International Finance DAC, 5.875% Sr. Unsec. Nts., 2/15/23[1]	1,902,000	2,006,610
LafargeHolcim Finance US LLC, 3.50% Sr. Unsec. Nts., 9/22/26[1]	1,005,000	996,866
Vulcan Materials Co., 3.90% Sr. Unsec. Nts., 4/1/27	3,376,000	3,460,400

		8,171,847
Containers & Packaging—0.6%
International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	1,921,000	1,869,106
4.80% Sr. Unsec. Nts., 6/15/44	1,606,000	1,732,760
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	760,096
4.50% Sr. Unsec. Nts., 11/1/23	3,023,000	3,276,946
Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25[1]	3,315,000	3,431,025

		11,069,933
Metals & Mining—0.2%
Anglo American Capital plc:
3.625% Sr. Unsec. Nts., 9/11/24[1]	1,097,000	1,095,141
4.00% Sr. Unsec. Nts., 9/11/27[1]	1,800,000	1,781,107
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	1,230,000	1,385,486

		4,261,734
Paper & Forest Products—0.1%
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	2,196,000	2,268,161
Telecommunication Services—2.0%
Diversified Telecommunication Services—2.0%
AT&T, Inc.:
3.40% Sr. Unsec. Nts., 8/14/24	1,770,000	1,774,677
3.80% Sr. Unsec. Nts., 3/15/22	3,537,000	3,687,130
4.35% Sr. Unsec. Nts., 6/15/45	4,374,000	4,027,822
4.90% Sr. Unsec. Nts., 8/14/37	2,409,000	2,445,002
5.15% Sr. Unsec. Nts., 2/14/50	2,411,000	2,438,978
British Telecommunications plc, 9.125% Sr. Unsec. Nts., 12/15/30	3,538,000	5,363,716
Deutsche Telekom International Finance BV, 3.60% Sr. Unsec. Nts., 1/19/27[1]	1,929,000	1,954,573
Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	3,214,000	3,240,466
4.103% Sr. Unsec. Nts., 3/8/27	1,104,000	1,143,964
5.213% Sr. Unsec. Nts., 3/8/47	1,844,000	2,036,179
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,304,000	1,731,532
Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	2,824,000	2,766,133
4.125% Sr. Unsec. Nts., 8/15/46	1,749,000	1,595,448

23        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Verizon Communications, Inc.: (Continued) 4.522% Sr. Unsec. Nts., 9/15/48	$2,807,000	$2,725,810

		36,931,430
Utilities—3.1%
Electric Utilities—2.4%
AEP Texas, Inc., 3.85% Sr. Unsec. Nts., 10/1/25[1]	2,044,000	2,134,038
Cleco Corporate Holdings LLC, 3.743% Sr. Sec. Nts., 5/1/26	1,936,000	1,952,360
Duke Energy Corp.:
3.15% Sr. Unsec. Nts., 8/15/27	2,135,000	2,120,044
3.75% Sr. Unsec. Nts., 9/1/46	2,066,000	1,997,563
Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	2,275,000	2,305,888
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[1]	3,186,000	3,222,018
Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19	1,444,000	1,445,030
Enel Finance International NV, 3.625% Sr. Unsec. Nts., 5/25/27[1]	2,465,000	2,473,934
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	1,118,000	1,192,523
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	1,043,000	1,096,044
Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	821,000	915,386
ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	1,081,000	1,273,724
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts., 9/15/24[1]	386,000	395,168
Pacific Gas & Electric Co., 3.40% Sr. Unsec. Nts., 8/15/24	2,758,000	2,857,183
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	530,959
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	4,000,000	4,332,163
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,770,000	2,873,416
Southern Co. Gas Capital Corp., 4.40% Sr. Unsec. Nts., 5/30/47	1,490,000	1,545,112
Southern Power Co., 1.95% Sr. Unsec. Nts., 12/15/19	3,668,000	3,661,922
TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	3,227,000	3,239,045
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	2,476,000	2,592,213

		44,155,733
Multi-Utilities—0.7%
Dominion Energy, Inc.:
1.875% Sr. Unsec. Nts., 1/15/19	1,804,000	1,802,144
4.90% Sr. Unsec. Nts., 8/1/41	1,637,000	1,822,232
NiSource Finance Corp.:
3.49% Sr. Unsec. Nts., 5/15/27	3,460,000	3,507,672
6.80% Sr. Unsec. Nts., 1/15/19	536,000	568,431
Public Service Enterprise Group, Inc., 1.60% Sr. Unsec. Nts., 11/15/19	3,471,000	3,434,473
Virginia Electric & Power Co., 2.95% Sr. Unsec. Nts., 1/15/22	2,926,000	2,986,638

		14,121,590

Total Corporate Bonds and Notes (Cost $825,427,436)		846,371,909

24        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Short-Term Notes—25.9%
Aerospace & Defense—0.5%
United Technologies Corp., 1.402%, 11/7/17[1,13,14]	$8,400,000	$8,387,342
Auto Components—0.7%
BorgWarner, Inc., 1.33%, 10/5/17[14]	3,700,000	3,699,122
Magna International, Inc., 1.331%, 10/10/17[1,13,14]	8,400,000	8,396,497

		12,095,619
Banks—2.4%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The):
1.262%, 10/17/17[1,13,14]	7,900,000	7,895,209
1.304%, 12/8/17[1,14]	8,200,000	8,179,623
DNB Bank ASA, 1.274%, 12/13/17[13,14]	8,200,000	8,178,560
Skandinaviska Enskilda Banken AB, 1.274%, 12/14/17[13,14]	3,600,000	3,590,546
Sumitomo Mitsui Banking Corp., 1.274%, 12/26/17[1,13,14]	8,400,000	8,373,471
Toronto Dominion Holding (USA), Inc., 1.274%, 12/27/17[1,13,14]	8,400,000	8,373,938

		44,591,347
Building Products—0.4%
Assa Abloy Financial Services AB, 1.667%, 10/3/17[1,13,14]	7,800,000	7,798,832
Chemicals—0.2%
Eastman Chemical Co., 1.381%, 10/18/17[13,14]	3,700,000	3,697,309
Commercial Finance—0.5%
Caterpillar Financial Services Corp., 1.18%, 10/2/17[14]	8,400,000	8,399,083
Computers & Peripherals—1.5%
Apple, Inc., 1.204%, 12/19/17[1,13,14]	4,600,000	4,587,922
Hewlett Packard Enterprise Co., 1.442%, 10/26/17[14]	6,500,000	6,494,477
HP, Inc., 1.556%, 12/26/17[14]	8,300,000	8,275,430
NetApp, Inc., 1.402%, 10/30/17[1,13,14]	7,400,000	7,391,168

		26,748,997
Electric Utilities—3.0%
Alliant Energy Corp., 1.351%, 10/4/17[14]	8,300,000	8,298,444
Ameren Illinois Co., 1.30%, 10/2/17[14]	8,400,000	8,399,697
Amgen, Inc., 1.321%, 10/10/17[1,13,14]	3,600,000	3,598,427
Duke Energy Corp., 1.454%, 12/4/17[1,13,14]	3,700,000	3,690,225
Eversource Energy, 1.321%, 10/4/17[13,14]	8,300,000	8,298,360
NextEra Energy Capital Holdings, Inc., 1.433%, 10/18/17[1,13,14]	7,900,000	7,894,254
Puget Sound Energy, Inc:
1.452%, 11/6/17[14]	6,200,000	6,190,903
1.454%, 11/8/17[14]	2,200,000	2,196,597
Sempra Energy Holdings, 1.423%, 10/31/17[13,14]	8,200,000	8,189,898
Southern Power Co., 1.462%, 10/4/17[13,14]	2,700,000	2,699,494

		59,456,299

25        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electronic Equipment & Instruments—0.4%
Amphenol Corp., 1.515%, 10/27/17[14]	$7,900,000	$7,891,496
Energy Equipment & Services—0.1%
Schlumberger Holdings Corp., 1.492%, 10/3/17[1,13,17]	2,600,000	2,599,589
Food & Staples Retailing—0.5%
Walgreens Boots Alliance, Inc., 1.371%, 10/11/17[14]	8,400,000	8,396,172
Food Products—1.4%
Campbell Soup Co., 1.312%, 10/5/17[1,13,14]	7,300,000	7,298,354
General Mills, Inc., 1.281%, 10/2/17[13,14]	8,200,000	8,199,081
Kroger Co. (The), 1.25%, 10/2/17[13,14]	4,600,000	4,599,484
Mondelez International Holdings Netherlands BV, 1.506%, 10/17/17[13,14]	2,600,000	2,598,210
Tyson Foods, Inc., 1.341%, 10/6/17[1,13,14]	3,700,000	3,699,025

		26,394,154
Health Care Equipment & Supplies—0.5%
Medtronic Global Holdings SCA, 1.262%, 10/30/17[1,13,14]	8,400,000	8,389,540
Health Care Providers & Services—0.5%
McKesson Corp., 1.351%, 10/23/17[1,13,14]	8,400,000	8,392,266
Hotels, Restaurants & Leisure—0.3%
Marriott International, Inc., 1.503%, 10/16/17[1,13,14]	5,400,000	5,396,491
Household Durables—1.3%
Leggett & Platt, Inc., 1.423%, 11/13/17[1,13,14]	8,200,000	8,185,702
Mohawk Industries, Inc., 1.30%, 10/5/17[1,13,14]	8,400,000	8,398,106
Whirlpool Corp., 1.413%, 11/27/17[14]	8,300,000	8,280,644

		24,864,452
Household Products—0.4%
Church & Dwight Co., Inc., 1.383%, 11/1/17[1,13,14]	8,200,000	8,189,575
Industrial Conglomerates—0.5%
Johnson Controls International plc, 1.35%, 10/2/17[1,13,14]	8,400,000	8,399,058
Leasing & Factoring—1.9%
American Honda Finance Corp., 1.224%, 12/18/17[14]	8,300,000	8,277,959
Harley-Davidson Financial Services, Inc., 1.345%, 12/4/17[13,14]	5,400,000	5,385,734
Hitachi Capital America Corp., 1.522%, 10/13/17[14]	8,200,000	8,195,622
Nissan Motor Acceptance Corp., 1.264%, 11/27/17[13,14]	8,200,000	8,180,877
Toyota Motor Credit Corp., 1.234%, 12/26/17[14]	8,300,000	8,274,375

		38,314,567
Machinery—1.1%
John Deere Financial, Inc., 1.202%, 10/20/17[1,13,14]	8,200,000	8,194,600
Snap-on, Inc., 1.18%, 10/5/17[1,13,14]	8,400,000	8,398,106

26        OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Machinery (Continued)
Xylem, Inc., 1.37%, 10/6/17[13,14]	$3,700,000	$3,699,025

		20,291,731
Media—1.3%
CBS Corp., 1.383%, 11/21/17[13,14]	3,700,000	3,692,314
Interpublic Group of Cos., Inc. (The), 1.32%, 10/6/17[1,13,14]	3,700,000	3,699,025
Omnicom Capital, Inc., 1.442%, 11/6/17[13,14]	8,400,000	8,387,676
WPP CP LLC, 1.576%, 11/9/17[1,13,14]	7,900,000	7,887,476

		23,666,491
Metals & Mining—0.2%
Glencore Funding LLC, 1.462%, 10/23/17[13,14]	3,700,000	3,696,253
Multi-Utilities—0.4%
CenterPoint Energy Resources Corp., 1.546%, 12/21/17[1,13,14]	8,300,000	8,271,563
Oil, Gas & Consumable Fuels—0.1%
BP Capital Markets plc, 1.303%, 12/8/17[13,14]	2,650,000	2,643,327
Paper, Containers & Packaging—0.5%
Avery Dennison Co., 1.432%, 10/30/17[13,14]	8,400,000	8,389,975
Personal Products—0.9%
Estee Lauder Cos., Inc. (The), 1.162%, 10/23/17[1,13,14]	8,200,000	8,193,489
Reckitt Benckiser Treasury Services plc, 1.402%, 10/17/17[13,14]	8,300,000	8,295,074

		16,488,563
Receivables Finance—0.5%
Old Line Funding LLC, 1.273%, 12/14/17[13,14]	8,400,000	8,376,734
Road & Rail—0.4%
PACCAR Financial Corp., 1.131%, 10/6/17[14]	8,200,000	8,198,126
Software—0.2%
Thomson Reuters Corp., 1.454%, 11/13/17[14]	3,600,000	3,593,453
Special Purpose Financial—0.4%
ABN AMRO Funding USA LLC, 1.304%, 11/21/17[1,13,14]	7,000,000	6,987,015
Specialty Retail—0.9%
Hasbro, Inc., 1.331%, 10/6/17[13,14]	8,200,000	8,197,839
Reed Elsevier, Inc., 1.341%, 10/18/17[13,14]	8,400,000	8,393,891

		16,591,730
Telephone Utilities—0.8%
Bell Canada, 1.504%, 11/14/17[13,14]	8,200,000	8,184,745
Telus Corp., 1.505%, 12/20/17[1,13,14]	8,400,000	8,371,606

		16,556,351

27        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Textiles, Apparel & Luxury Goods—0.4%
VF Corp., 1.352%, 10/16/17[1,13,14]	$7,200,000	$7,195,118
Tobacco—0.4%
Philip Morris International, Inc., 1.284%, 12/27/17[1,13,14]	8,400,000	8,373,958
Water Utilities—0.4%
American Water Capital Corp., 1.291%, 10/10/17[13,14]	8,200,000	8,196,417

Total Short-Term Notes (Cost $485,944,764)		485,918,993
Certificate of Deposit—0.5%
DBS Bank Ltd., 1.231%, 10/27/17 (Cost $8,392,538)	8,400,000	8,391,872

	Shares
Investment Company—1.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[15,16] (Cost $29,676,007)	29,676,007	29,676,007
Total Investments, at Value (Cost $2,450,321,101)	132.1%	2,473,358,793
Net Other Assets (Liabilities)	(32.1)	(600,430,159)

Net Assets	100.0%	$1,872,928,634

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $563,314,608 or 30.08% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Restricted security. The aggregate value of restricted securities at period end was $3,204,802, which represents 0.17% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997- CTL1, Cl. IO, 0.00%, 6/22/24	4/21/97	$141,921	$2,773	$139,148
Westlake Automobile Receivables Trust, Series 2017-2A, Cl. E, 4.63%, 7/15/24	8/1/17	3,209,986	3,202,029	7,957

		$3,351,907	$3,204,802	$147,105

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,341,726 or 0.55% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

28        OPPENHEIMER TOTAL RETURN BOND FUND

Footnotes to Statement of Investments (Continued)

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.

The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

These securities amount to $103,244 or 0.01% of the Fund’s net assets at period end.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

8. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying

Notes.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,997,983. See Note 5 of the accompanying Notes.

11. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 3 of the accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $364,677,770 or 19.47% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

14. Current yield as of period end.

15. Rate shown is the 7-day yield at period end.

16. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	45,207,406	3,335,574,329	3,351,105,728	29,676,007

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$29,676,007	$198,263	$ —	$ —

17. Zero coupon bond reflects effective yield on the original acquisition date.

29        OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Futures Contracts as of September 30, 2017
						Unrealized
		Expiration	Number	Notional Amount		Appreciation
Description	Buy/Sell	Date	of Contracts	(000’s)	Value	(Depreciation)

United States Treasury Long Bonds	Buy	12/19/17	516	USD 80,198	$78,851,250	$ (1,346,379)
United States Treasury Nts., 10 yr.	Sell	12/19/17	1,008	USD 128,000	126,315,000	1,685,120
United States Treasury Nts., 2 yr.	Buy	12/29/17	1,773	USD 383,283	382,441,642	(841,756)
United States Treasury Nts., 5 yr.	Sell	12/29/17	253	USD 29,951	29,727,500	223,578
United States Ultra Bonds	Buy	12/19/17	441	USD 74,223	72,820,125	(1,402,663)

						$ (1,682,100)

Glossary:

Definitions

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD Swap Semi 30/360 5 Year

30        OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Total Return Bond Fund (the “Fund”), formerly Oppenheimer Core Bond Fund, is a separate fund of Oppenheimer Integrity Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to,

31        OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

the time when the Fund’s assets are valued.

    Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated

32        OPPENHEIMER TOTAL RETURN BOND FUND

2. Securities Valuation (Continued)

with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table Investments, at Value:
Asset-Backed Securities	$—	$230,002,230	$—	$230,002,230
Mortgage-Backed Obligations	—	865,320,763	21,838	865,342,601
U.S. Government Obligations	—	7,655,181	—	7,655,181
Corporate Bonds and Notes	—	846,371,909	—	846,371,909
Short-Term Notes	—	485,918,993	—	485,918,993
Certificate of Deposit	—	8,391,872	—	8,391,872
Investment Company	29,676,007	—	—	29,676,007

Total Investments, at Value	29,676,007	2,443,660,948	21,838	2,473,358,793
Other Financial Instruments:
Futures contracts	1,908,698	—	—	1,908,698

Total Assets	$31,584,705	$2,443,660,948	$21,838	$2,475,267,491

Liabilities Table
Other Financial Instruments:
Futures contracts	$(3,590,798)	$—	$—	$(3,590,798)

Total Liabilities	$(3,590,798)	$—	$—	$(3,590,798)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table Investments, at Value:
Mortgage-Backed Obligations	$3,049,067	$(3,049,067)

Total Assets	$3,049,067	$(3,049,067)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

33        OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

34        OPPENHEIMER TOTAL RETURN BOND FUND

3. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$800,785,030
Sold securities	215,250,295

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

    At period end, the counterparty pledged $51,000 of collateral to the Fund for forward roll transactions.

    At period end, the Fund pledged $1,595,588 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of

35        OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is

36        OPPENHEIMER TOTAL RETURN BOND FUND

5. Use of Derivatives (Continued)

using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

    The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

    Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

    During the reporting period, the Fund had an ending monthly average market value of

37        OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

$367,740,719 and $174,507,582 on futures contracts purchased and sold, respectively.

    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

    Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the

38        OPPENHEIMER TOTAL RETURN BOND FUND

5. Use of Derivatives (Continued)

buyer of protection to the seller of protection.

    The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

    If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

    The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

    For the reporting period, the Fund had ending monthly average notional amounts of $29,168,530 on credit default swaps to sell protection.

    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

    At period end, the Fund had no credit default swap agreements outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses

39        OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.

Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

40        OPPENHEIMER TOTAL RETURN BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/14/2017